SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
5G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	20 years
3G/4G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	15 years
Incremental Costs from the Acquisition of Contracts
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Content activation
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Minimum | Nucleo's licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Minimum | Customer Relationship
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Minimum | Internally generated software
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Minimum | Other
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Maximum | Nucleo's licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Maximum | Customer Relationship
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	14 years
Maximum | Internally generated software
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Maximum | Other
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	28 years
TMA | Brand
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	1 year